Short-term investments	12 Months Ended
Jun. 30, 2025
Short-term Investments
Short-term investments

7.	Short-term investments

The Company’s short-term investments consist of the following:

Entity	Balance at June 30, 2023 and 2024	Additions	Dispositions	Realized gain (loss) on sale of investments	Unrealized gain (loss) on change of fair value of investments	Balance at June 30, 2025
		$	$	$	$	$
Top End Energy Limited (Shares)	—	349,815	(117,705)	(51,754)	(101,802)	78,554
Resolution Minerals Ltd. (Shares)	—	714,132	(21,717)	10,691	879,078	1,582,184
	—	1,063,947	(139,422)	(41,063)	777,276	1,660,738